Long-Term Prepaid Expenses (Tables)	3 Months Ended
Mar. 31, 2026
Long-Term Prepaid Expenses [Abstract]
Schedule of Long-Term Prepaid Expenses

Long-term prepaid expenses were comprised of the following:

	March 31, 2026	December 31, 2025
Prepaid expenses for public infrastructure	$7,341,157	$7,351,489
Less: accumulated amortization	(557,384)	(517,327)
Total	$6,783,773	$6,834,162